SUBSEQUENT EVENTS (Details) - USD ($)	May 14, 2024	May 10, 2024	Apr. 17, 2024	Apr. 16, 2024	Apr. 09, 2024	Apr. 08, 2024	Mar. 12, 2024	Mar. 08, 2024	Feb. 09, 2024	Mar. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Asset, Held-in-Trust										$ 70,207,500	$ 70,207,500
Debt Instrument, Maturity Date Range, End					May 14, 2024
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Maturity Date						Dec. 31, 2024		Aug. 08, 2024	Aug. 09, 2024
Asset, Held-in-Trust	$ 50,000				$ 60,000		$ 60,000		$ 60,000
Debt Instrument, Maturity Date Range, Start		May 14, 2024			Apr. 15, 2024		Mar. 14, 2024		Feb. 14, 2024
Debt Instrument, Maturity Date Range, End		Nov. 14, 2024			May 14, 2024		Apr. 15, 2024		Mar. 14, 2024
Working Capital Fund And Other Expenses						$ 1,200,000
Interest Income, Other			$ 100,000	$ 561,957
Temporary Equity, Shares Outstanding	1,581,733
Subsequent Event [Member] | Josh Pan [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount								$ 60,000
Subsequent Event [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 140,000		$ 50,000			1,200,000
Jcw Promissory Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount									$ 75,000
Jcw Promissory Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount						$ 1,200,000
May 2024 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of days after the due date within which the loan shall be settled	5 days
May 2024 [Member] | Subsequent Event [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Short term debt bearing fixed interest percentage	0.00%